SHORT TERM INVESTMENTS - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended	13 Months Ended
	Aug. 31, 2022	Sep. 30, 2023
Disclosure of associates [line items]
Proceeds from short-term investments (Note 4)	$ 113,098	$ 40,476
Purchase of investments other than investments accounted for using equity method	$ 15,000	$ 10,000
Short-term investments, average variable interest rate		4.20%
Purchased in prior year
Disclosure of associates [line items]
Proceeds from short-term investments (Note 4)		$ 30,269
Purchased in current period
Disclosure of associates [line items]
Proceeds from short-term investments (Note 4)		$ 10,207